Consolidated Statement of Loss and Deficit (CAD) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended		52 Months Ended
	Sep. 30, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Income Statement [Abstract]
Interest Income	42	194	215	605
Operating Expenses
General and administrative	1,876	3,629	3,824	11,361
Stock based compensation	814	499	1,546	3,043
Depreciation and accretion	33	340	45	447
Foreign exchange losses	(115)	195	64	184
Impairment of oil and gas properties		23,162	8,472	31,634
Writedown of KOS investment	25		25	50
Total Operating Expenses	2,633	27,825	13,976	46,719
Net Loss	(2,591)	(27,631)	(13,761)	(46,114)
Deficit, beginning of period	(2,029)	(18,381)	(4,620)
Deficit, end of period	(4,620)	(46,012)	(18,381)	(46,114)
Basic and diluted loss per share:	(0.02)	(0.08)	(0.04)
Weighted average shares outstanding during the period:	163,810,884	359,527,912	333,580,968